Putnam Global Equity Fund
The fund's portfolio
1/31/20 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value
Airlines (1.0%)
Ryanair Holdings PLC ADR (Ireland)(NON)	112,000	$9,700,320

		9,700,320
Banks (2.6%)
Bank of America Corp.	505,084	16,581,908
Citigroup, Inc.	125,700	9,353,337

		25,935,245
Beverages (3.6%)
Asahi Group Holdings, Ltd. (Japan)	439,500	20,421,688
Coca-Cola Co. (The)	266,511	15,564,242

		35,985,930
Biotechnology (1.2%)
Vertex Pharmaceuticals, Inc.(NON)	51,181	11,620,646

		11,620,646
Building products (1.2%)
Fortune Brands Home & Security, Inc.	170,283	11,700,145

		11,700,145
Capital markets (1.0%)
Apollo Global Management, Inc.	218,900	10,358,348
BGP Holdings PLC (Malta)	82,319	—

		10,358,348
Chemicals (2.3%)
Dow, Inc.	195,400	9,002,078
Sherwin-Williams Co. (The)	25,536	14,223,297

		23,225,375
Commercial services and supplies (1.1%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	13	11
New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4
Waste Connections, Inc.	109,391	10,535,447

		10,535,462
Construction and engineering (0.7%)
Kyudenko Corp. (Japan)	249,900	7,202,630

		7,202,630
Construction materials (1.4%)
Summit Materials, Inc. Class A(NON)	613,321	13,474,662

		13,474,662
Consumer finance (—%)
Oportun Financial Corp. (acquired 6/23/15, cost $38,157) (Private)(NON)(F)(RES)	1,313	24,863

		24,863
Containers and packaging (2.5%)
Ball Corp.	127,500	9,202,950
SIG Combibloc Group AG (Switzerland)(NON)	989,141	15,631,508

		24,834,458
Distributors (0.7%)
PALTAC Corp. (Japan)	153,400	7,222,341

		7,222,341
Diversified financial services (0.9%)
Eurazeo SA (France)	128,537	9,251,257

		9,251,257
Electrical equipment (1.0%)
Eaton Corp. PLC	103,400	9,768,198

		9,768,198
Entertainment (4.4%)
Activision Blizzard, Inc.	173,200	10,128,736
Live Nation Entertainment, Inc.(NON)	141,200	9,624,192
Nintendo Co., Ltd. (Japan)	31,900	11,815,301
Walt Disney Co. (The)	92,003	12,724,935

		44,293,164
Food and staples retail (1.5%)
Walmart, Inc.	133,100	15,238,619

		15,238,619
Food products (3.5%)
Kerry Group PLC Class A (Ireland)	75,549	9,695,178
Nomad Foods, Ltd. (United Kingdom)(NON)	1,254,733	25,320,512

		35,015,690
Health-care equipment and supplies (2.7%)
Boston Scientific Corp.(NON)	318,000	13,314,660
Danaher Corp.	85,443	13,745,215

		27,059,875
Health-care providers and services (0.7%)
Cigna Corp.	36,201	6,964,348

		6,964,348
Hotels, restaurants, and leisure (2.3%)
Compass Group PLC (United Kingdom)	533,352	13,210,160
Hilton Worldwide Holdings, Inc.	94,176	10,152,173

		23,362,333
Household durables (1.3%)
HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	26	22
Lennar Corp. Class A	195,945	13,002,910

		13,002,932
Independent power and renewable electricity producers (4.1%)
NRG Energy, Inc.	1,105,381	40,777,505

		40,777,505
Industrial conglomerates (1.2%)
Honeywell International, Inc.	67,921	11,765,276

		11,765,276
Insurance (8.3%)
Assured Guaranty, Ltd.	632,395	28,988,987
AXA SA (France)	474,743	12,648,181
Fairfax Financial Holdings, Ltd. (Canada)	20,662	9,245,441
IRB Brasil Resseguros SA (Brazil)	818,900	8,572,196
Prudential PLC (United Kingdom)	493,518	8,783,435
QBE Insurance Group, Ltd. (Australia)	1,560,473	14,096,796

		82,335,036
Interactive media and services (1.7%)
Alphabet, Inc. Class C(NON)	11,862	17,012,836

		17,012,836
Internet and direct marketing retail (3.3%)
Amazon.com, Inc.(NON)	16,230	32,601,526

		32,601,526
IT Services (5.1%)
Fidelity National Information Services, Inc.	69,800	10,027,468
Fiserv, Inc.(NON)	103,575	12,285,031
GoDaddy, Inc. Class A(NON)	153,221	10,297,983
Visa, Inc. Class A	89,554	17,818,559

		50,429,041
Leisure products (1.0%)
Universal Entertainment Corp. (Japan)	355,900	10,488,707

		10,488,707
Life sciences tools and services (1.0%)
Thermo Fisher Scientific, Inc.	31,900	9,990,761

		9,990,761
Oil, gas, and consumable fuels (7.5%)
Cenovus Energy, Inc. (Canada)	2,516,771	21,908,117
ConocoPhillips	158,687	9,430,768
Enterprise Products Partners LP	705,190	18,172,746
ONEOK, Inc.	196,500	14,711,955
Pioneer Natural Resources Co.	74,665	10,079,775

		74,303,361
Personal products (0.8%)
Shiseido Co., Ltd. (Japan)	123,600	7,987,347

		7,987,347
Pharmaceuticals (2.5%)
AstraZeneca PLC (United Kingdom)	127,076	12,424,594
Novartis AG (Switzerland)	129,618	12,261,145

		24,685,739
Real estate management and development (1.0%)
Open House Co., Ltd. (Japan)	389,200	10,392,004

		10,392,004
Road and rail (2.9%)
Uber Technologies, Inc.(NON)	203,351	7,379,608
Union Pacific Corp.	120,681	21,652,585

		29,032,193
Semiconductors and semiconductor equipment (3.8%)
Micron Technology, Inc.(NON)	173,700	9,221,733
NXP Semiconductors NV	81,800	10,377,148
Sino-American Silicon Products, Inc. (Taiwan)	2,973,000	9,506,445
Texas Instruments, Inc.	70,297	8,481,333

		37,586,659
Software (7.3%)
Adobe, Inc.(NON)	35,581	12,493,912
Instructure, Inc.(NON)	208,560	10,186,070
Microsoft Corp.	182,361	31,043,313
ServiceNow, Inc.(NON)(S)	55,463	18,759,250

		72,482,545
Specialty retail (3.8%)
Advance Auto Parts, Inc.	89,974	11,854,075
CarMax, Inc.(NON)(S)	136,300	13,226,552
Lowe's Cos., Inc.	113,911	13,241,015

		38,321,642
Technology hardware, storage, and peripherals (1.1%)
Samsung Electronics Co., Ltd. (South Korea)	233,758	10,939,687

		10,939,687
Thrifts and mortgage finance (1.0%)
Radian Group, Inc.	407,313	9,975,095

		9,975,095
Trading companies and distributors (1.9%)
Ashtead Group PLC (United Kingdom)	375,235	12,103,392
Yellow Cake PLC 144A (United Kingdom)(NON)	2,715,892	6,712,622

		18,816,014

Total common stocks (cost $835,719,612)		$965,699,815

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-20/311.00	$165,176,504	$513,401	$2,380,349
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-20/315.00	189,468,727	588,906	3,331,099

Total purchased options outstanding (cost $4,311,377)				$5,711,448

SHORT-TERM INVESTMENTS (5.3%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 1.81%(AFF)	Shares	21,394,350	$21,394,350
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	28,033,030	28,033,030
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(P)	Shares	175,000	175,000
U.S. Treasury Bills 1.555%, 6/4/20(SEGSF)		$808,000	803,851
U.S. Treasury Bills 1.889%, 3/12/20		674,000	672,908
U.S. Treasury Bills 1.649%, 4/9/20		506,000	504,576
U.S. Treasury Bills 1.560%, 6/11/20(SEGSF)		500,000	497,299
U.S. Treasury Bills zero %, 5/21/20(i)		384,000	382,157
U.S. Treasury Bills 1.574%, 5/21/20		264,000	262,791
U.S. Treasury Bills 1.625%, 4/16/20		189,000	188,415
U.S. Treasury Bills 1.621%, 4/2/20		178,000	177,560
U.S. Treasury Bills zero %, 7/16/20(i)		126,000	125,105

Total short-term investments (cost $53,216,389)			$53,217,042
TOTAL INVESTMENTS

Total investments (cost $893,247,378)			$1,024,628,305

	FORWARD CURRENCY CONTRACTS at 1/31/20 (aggregate face value $201,517,437) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Buy	2/4/20	$6,568,136	$6,740,642	$(172,506)
		Brazilian Real	Sell	2/4/20	6,568,136	6,745,815	177,679
		Brazilian Real	Sell	4/2/20	6,548,217	6,721,635	173,418
		British Pound	Sell	3/18/20	14,830,243	14,564,974	(265,269)
		Euro	Buy	3/18/20	2,959,417	2,969,120	(9,703)
		Japanese Yen	Sell	2/19/20	425,062	419,487	(5,575)
	Barclays Bank PLC
		British Pound	Sell	3/18/20	18,905	18,567	(338)
		Euro	Buy	3/18/20	466,474	467,965	(1,491)
		Hong Kong Dollar	Buy	2/19/20	11,564,611	11,465,659	98,952
		Japanese Yen	Sell	2/19/20	496,262	497,556	1,294
		Swedish Krona	Buy	3/18/20	2,000,964	2,028,215	(27,251)
	Citibank, N.A.
		British Pound	Sell	3/18/20	3,815,338	3,747,428	(67,910)
		Danish Krone	Buy	3/18/20	5,899,582	5,920,316	(20,734)
		Euro	Buy	3/18/20	2,673,638	2,682,553	(8,915)
	Goldman Sachs International
		British Pound	Sell	3/18/20	12,700,872	12,473,172	(227,700)
		Canadian Dollar	Sell	4/15/20	523,334	533,596	10,262
		Euro	Buy	3/18/20	553,209	554,987	(1,778)
	HSBC Bank USA, National Association
		Canadian Dollar	Sell	4/15/20	112,737	114,973	2,236
		Chinese Yuan (Offshore)	Buy	2/19/20	161,759	160,463	1,296
		Chinese Yuan (Offshore)	Sell	2/19/20	161,759	160,752	(1,007)
		Euro	Buy	3/18/20	24,301,372	24,508,887	(207,515)
		Japanese Yen	Buy	2/19/20	2,212,910	2,247,926	(35,016)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/18/20	169,218	166,204	(3,014)
		Canadian Dollar	Sell	4/15/20	85,913	87,618	1,705
		Euro	Buy	3/18/20	3,300,015	3,309,551	(9,536)
		Japanese Yen	Buy	2/19/20	271,865	271,482	383
		Japanese Yen	Sell	2/19/20	271,865	269,976	(1,889)
		Norwegian Krone	Buy	3/18/20	1,761,810	1,765,761	(3,951)
		Singapore Dollar	Buy	2/19/20	3,847,473	3,873,617	(26,144)
		South Korean Won	Sell	2/19/20	11,164,754	11,481,946	317,192
		Swedish Krona	Buy	3/18/20	6,278,096	6,363,520	(85,424)
		Swiss Franc	Buy	3/18/20	5,534,727	5,398,482	136,245
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	1,703,538	1,765,186	(61,648)
		British Pound	Buy	3/18/20	2,556,250	2,517,130	39,120
		Euro	Buy	3/18/20	10,361,737	10,395,682	(33,945)
		Japanese Yen	Sell	2/19/20	848,028	871,457	23,429
	State Street Bank and Trust Co.
		British Pound	Buy	3/18/20	4,408,659	4,353,660	54,999
		Euro	Sell	3/18/20	2,515,849	2,538,732	22,883
		Israeli Shekel	Buy	4/16/20	1,948,199	1,937,628	10,571
		Japanese Yen	Buy	2/19/20	86,966	86,364	602
		Japanese Yen	Sell	2/19/20	86,966	86,998	32
	Toronto-Dominion Bank
		Euro	Sell	3/18/20	3,150,009	3,178,076	28,067
	UBS AG
		Australian Dollar	Buy	4/15/20	6,668,768	6,909,451	(240,683)
		British Pound	Sell	3/18/20	30,009	35,078	5,069
		Canadian Dollar	Buy	4/15/20	2,794,241	2,815,982	(21,741)
		Euro	Buy	3/18/20	25,173,384	25,202,637	(29,253)
		Japanese Yen	Sell	2/19/20	88,231	90,531	2,300

	Unrealized appreciation						1,107,734

	Unrealized (depreciation)						(1,569,936)

	Total						$(462,202)
*	The exchange currency for all contracts listed is the United States Dollar.

WRITTEN OPTIONS OUTSTANDING at 1/31/20 (premiums $3,329,721) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-20/$306.00	$165,176,504	$513,401	$1,862,171
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-20/310.00	189,468,727	588,906	2,598,890

Total				$4,461,061

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $997,038,245.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $24,900, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$15,672,125	$43,014,393	$37,292,168	$105,752	$21,394,350
	Putanm Short Term Investment Fund**	8,126,786	91,254,231	71,347,987	66,817	28,033,030

	Total Short-term investments	$23,798,911	$134,268,624	$108,640,155	$172,569	$49,427,380
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $20,713,494, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,394,350.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,031,379.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,819,524 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.4%
	United Kingdom	7.8
	Japan	7.5
	Canada	3.1
	Switzerland	2.8
	France	2.2
	Ireland	1.9
	Australia	1.4
	South Korea	1.1
	Taiwan	0.9
	Brazil	0.9
	Other	<0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $874,133 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,031,379 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$49,490,699	$11,815,301	$—
Consumer discretionary	94,078,251	30,921,208	22
Consumer staples	56,123,373	38,104,213	—
Energy	74,303,361	—	—
Financials	93,075,312	44,779,669	24,863
Health care	55,635,630	24,685,739	—
Industrials	82,501,579	26,018,644	15
Information technology	150,991,800	20,446,132	—
Materials	45,902,987	15,631,508	—
Real estate	—	10,392,004	—
Utilities	40,777,505	—	—

Total common stocks	742,880,497	222,794,418	24,900
Purchased options outstanding	—	5,711,448	—
Short-term investments	28,208,030	25,009,012	—

Totals by level	$771,088,527	$253,514,878	$24,900
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(462,202)	$—
Written options outstanding	—	(4,461,061)	—

Totals by level	$—	$(4,923,263)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$830,000
Written equity option contracts (contract amount)	$830,000
Forward currency contracts (contract amount)	$233,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com